Average Annual Total Returns - Invesco Russell 2000 Dynamic Multifactor ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 2000® Invesco Dynamic Multifactor Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Invesco Dynamic Multifactor Index(reflects no deduction for fees, expenses or taxes) Since Inception	Russell 2000® Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index(reflects no deduction for fees, expenses or taxes) Since Inception
Total	Nov. 08, 2017	27.03%	8.91%	26.56%	8.49%	16.20%	6.78%	27.62%	9.40%	25.52%	7.19%